Putnam VT Multi-Cap Core Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value
Aerospace and defense (0.7%)
Northrop Grumman Corp.	4,200	$1,270,710

		1,270,710
Air freight and logistics (0.3%)
FedEx Corp.	4,800	582,048

		582,048
Airlines (1.0%)
Air Canada (Canada)(NON)	40,400	452,142
Southwest Airlines Co.	40,400	1,438,644

		1,890,786
Auto components (0.5%)
Magna International, Inc. (Canada)	29,685	947,545

		947,545
Banks (5.2%)
Bank of America Corp.	232,242	4,930,498
Hilltop Holdings, Inc.	25,904	391,668
JPMorgan Chase & Co.	52,927	4,765,018
Wintrust Financial Corp.	564	18,533

		10,105,717
Beverages (1.3%)
Coca-Cola Co. (The)	46,600	2,062,050
Molson Coors Beverage Co. Class B	13,735	535,802

		2,597,852
Biotechnology (4.7%)
AbbVie, Inc.	19,225	1,464,753
Alexion Pharmaceuticals, Inc.(NON)	5,100	457,929
Amgen, Inc.	19,095	3,871,129
Biogen, Inc.(NON)	3,400	1,075,692
Gilead Sciences, Inc.	20,000	1,495,200
Vertex Pharmaceuticals, Inc.(NON)	3,700	880,415

		9,245,118
Building products (0.4%)
Masco Corp.	24,100	833,137

		833,137
Capital markets (3.8%)
Ameriprise Financial, Inc.	13,800	1,414,224
Apollo Global Management, Inc.	27,214	911,669
Goldman Sachs Group, Inc. (The)	12,020	1,858,172
KKR & Co., Inc. Class A	47,900	1,124,213
Morgan Stanley	19,900	676,600
Raymond James Financial, Inc.	23,800	1,504,160

		7,489,038
Chemicals (1.3%)
Celanese Corp.	12,338	905,486
Dow, Inc.	29,500	862,580
Eastman Chemical Co.	16,900	787,202

		2,555,268
Commercial services and supplies (0.8%)
BrightView Holdings, Inc.(NON)	17,000	188,020
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)	3	2
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
Republic Services, Inc.	18,587	1,395,140

		1,583,163
Communications equipment (2.0%)
Cisco Systems, Inc.	98,641	3,877,578

		3,877,578
Consumer finance (0.6%)
Capital One Financial Corp.	22,700	1,144,534

		1,144,534
Diversified financial services (2.1%)
Berkshire Hathaway, Inc. Class B(NON)	21,400	3,912,562
Switchback Energy Acquisition Corp. (Units)(NON)	23,010	224,348

		4,136,910
Diversified telecommunication services (0.7%)
AT&T, Inc.	44,172	1,287,614

		1,287,614
Electric utilities (2.3%)
Entergy Corp.	16,600	1,559,902
Exelon Corp.	33,800	1,244,178
NRG Energy, Inc.	60,300	1,643,778

		4,447,858
Electrical equipment (0.7%)
Eaton Corp. PLC	18,400	1,429,496

		1,429,496
Electronic equipment, instruments, and components (0.2%)
APi Group Corp. 144A(NON)	69,698	487,886

		487,886
Entertainment (1.4%)
Live Nation Entertainment, Inc.(NON)	19,611	891,516
Walt Disney Co. (The)	19,600	1,893,360

		2,784,876
Equity real estate investment trusts (REITs) (2.3%)
Armada Hoffler Properties, Inc.	81,191	868,744
Easterly Government Properties, Inc.	62,828	1,548,082
Equity Commonwealth	46,000	1,458,660
Gaming and Leisure Properties, Inc.	25,500	706,605

		4,582,091
Food and staples retail (3.5%)
Costco Wholesale Corp.	3,600	1,026,468
Kroger Co. (The)	31,700	954,804
Walgreens Boots Alliance, Inc.	18,728	856,806
Walmart, Inc.	35,600	4,044,872

		6,882,950
Food products (0.5%)
Campbell Soup Co.(S)	22,800	1,052,448

		1,052,448
Health-care equipment and supplies (1.4%)
Baxter International, Inc.	20,262	1,645,072
Medtronic PLC	11,200	1,010,016
RA Medical Systems, Inc.(NON)	3,106	3,386

		2,658,474
Health-care providers and services (3.7%)
Cigna Corp.	5,100	903,618
HCA Healthcare, Inc.	16,339	1,468,059
McKesson Corp.	9,600	1,298,496
Tenet Healthcare Corp.(NON)	34,800	501,120
UnitedHealth Group, Inc.	12,600	3,142,188

		7,313,481
Health-care technology (0.3%)
Change Healthcare, Inc.(NON)	67,506	674,385

		674,385
Hotels, restaurants, and leisure (0.1%)
Kura Sushi USA, Inc. Class A(NON)	16,076	192,269

		192,269
Household durables (1.0%)
Green Brick Partners, Inc.(NON)	34,300	276,115
HC Brillant Services GmbH (acquired 8/2/13, cost $4) (Private) (Germany)(NON)(F)(RES)	6	5
PulteGroup, Inc.	72,100	1,609,272

		1,885,392
Household products (1.4%)
Procter & Gamble Co. (The)	24,100	2,651,000

		2,651,000
Industrial conglomerates (1.3%)
General Electric Co.	93,800	744,772
Honeywell International, Inc.	13,300	1,779,407

		2,524,179
Insurance (1.1%)
Arch Capital Group, Ltd.(NON)	4,341	123,545
Assured Guaranty, Ltd.	33,100	853,649
Lincoln National Corp.	26,983	710,193
Sirius International Insurance Group, Ltd. (Bermuda)(NON)	43,887	373,040

		2,060,427
Interactive media and services (4.8%)
Alphabet, Inc. Class C(NON)	5,282	6,141,962
Facebook, Inc. Class A(NON)	19,900	3,319,320

		9,461,282
Internet and direct marketing retail (3.9%)
Amazon.com, Inc.(NON)	3,265	6,365,836
Booking Holdings, Inc.(NON)	883	1,187,918

		7,553,754
IT Services (3.8%)
Grid Dynamics Holdings, Inc.(NON)	15,813	126,504
IBM Corp.	11,480	1,273,476
Mastercard, Inc. Class A	7,700	1,860,012
Priority Technology Holdings, Inc.(NON)	27,247	52,859
Visa, Inc. Class A	25,000	4,028,000

		7,340,851
Machinery (0.5%)
Cummins, Inc.	7,300	987,836

		987,836
Media (2.2%)
Comcast Corp. Class A	78,340	2,693,329
Discovery, Inc. Class A(NON)(S)	43,200	839,808
Liberty Global PLC Class A (United Kingdom)(NON)	45,874	757,380

		4,290,517
Metals and mining (0.7%)
Freeport-McMoRan, Inc. (Indonesia)	58,800	396,900
Largo Resources, Ltd. (Canada)(NON)(S)	401,126	199,523
Nucor Corp.	22,963	827,127

		1,423,550
Mortgage real estate investment trusts (REITs) (0.1%)
Starwood Property Trust, Inc.	19,000	194,750

		194,750
Multiline retail (1.1%)
Target Corp.	23,400	2,175,498

		2,175,498
Oil, gas, and consumable fuels (3.0%)
Brigham Minerals, Inc. Class A	25,450	210,472
ConocoPhillips	27,900	859,320
Diamondback Energy, Inc.	6,600	172,920
Energy Transfer LP	100,400	461,840
Enterprise Products Partners LP	56,200	803,660
Kimbell Royalty Partners LP	15,005	87,479
Kinder Morgan, Inc.	81,600	1,135,872
Phillips 66	400	21,460
Rattler Midstream LP	21,413	74,517
Royal Dutch Shell PLC ADR Class A (United Kingdom)(S)	39,032	1,361,826
Valero Energy Corp.	15,100	684,936

		5,874,302
Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	29,900	1,666,626
Jazz Pharmaceuticals PLC(NON)	10,356	1,032,907
Johnson & Johnson	18,430	2,416,726
Merck & Co., Inc.	32,400	2,492,856
Mylan NV(NON)	47,700	711,207

		8,320,322
Professional services (0.3%)
Clarivate Analytics PLC (United Kingdom)(NON)	29,091	603,638

		603,638
Real estate management and development (0.5%)
CBRE Group, Inc. Class A(NON)	28,500	1,074,735

		1,074,735
Road and rail (0.7%)
Union Pacific Corp.	9,975	1,406,874

		1,406,874
Semiconductors and semiconductor equipment (3.6%)
Intel Corp.	56,920	3,080,510
Lam Research Corp.	8,700	2,088,000
Micron Technology, Inc.(NON)	23,900	1,005,234
Qualcomm, Inc.	10,300	696,795
Texas Instruments, Inc.	1,100	109,923

		6,980,462
Software (10.8%)
Citrix Systems, Inc.	5,600	792,680
Dynatrace, Inc.(NON)	26,982	643,251
Manhattan Associates, Inc.(NON)	6,900	343,758
Microsoft Corp.	110,150	17,371,757
Oracle Corp.	39,958	1,931,170
Salesforce.com, Inc.(NON)	700	100,786

		21,183,402
Specialty retail (2.8%)
Best Buy Co., Inc.	25,900	1,476,300
Burlington Stores, Inc.(NON)	1,600	253,536
Home Depot, Inc. (The)	8,800	1,643,048
Lowe's Cos., Inc.	24,700	2,125,435

		5,498,319
Technology hardware, storage, and peripherals (6.7%)
Apple, Inc.	51,283	13,040,754

		13,040,754
Thrifts and mortgage finance (0.2%)
Radian Group, Inc.	35,000	453,250

		453,250
Tobacco (0.3%)
Altria Group, Inc.	15,700	607,119

		607,119
Trading companies and distributors (0.6%)
United Rentals, Inc.(NON)	11,300	1,162,769

		1,162,769

Total common stocks (cost $167,709,051)		$190,808,214

INVESTMENT COMPANIES (0.7%)(a)
	Shares	Value
Health Care Select Sector SPDR Fund	16,000	$1,417,280

Total investment companies (cost $1,425,526)		$1,417,280

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Accel Entertainment, Inc.	11/20/24	$11.50	30,812	$46,218
APi Group Corp.	9/7/27	11.50	77,798	21,394
Sirius International Insurance Group, Ltd. (Bermuda)	11/5/23	18.88	38,710	11,613

Total warrants (cost $75,100)				$79,225

SHORT-TERM INVESTMENTS (3.0%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.54%(AFF)	Shares	2,288,720	$2,288,720
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	3,515,022	3,515,022
U.S. Treasury Bills 1.609%, 6/18/20		$41,000	40,992

Total short-term investments (cost $5,844,607)			$5,844,734
TOTAL INVESTMENTS

Total investments (cost $175,054,284)			$198,149,453

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $195,696,396.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $8, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$11,319,121	$35,406,485	$44,436,886	$50,400	$2,288,720
	Putnam Short Term Investment Fund**	831,433	11,623,158	8,939,569	6,739	3,515,022

	Total Short-term investments	$12,150,554	$47,029,643	$53,376,455	$57,139	$5,803,742
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,288,720, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,260,451.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$17,824,289	$—	$—
Consumer discretionary	18,252,772	—	5
Consumer staples	13,791,369	—	—
Energy	5,874,302	—	—
Financials	25,584,626	—	—
Health care	28,211,780	—	—
Industrials	14,274,633	—	3
Information technology	52,910,933	—	—
Materials	3,978,818	—	—
Real estate	5,656,826	—	—
Utilities	4,447,858	—	—

Total common stocks	190,808,206	—	8
Investment companies	1,417,280	—	—
Warrants	57,831	21,394	—
Short-term investments	3,515,022	2,329,712	—

Totals by level	$195,798,339	$2,351,106	$8
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	150,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com